Exhibit 99.1

KPMG LLP 633 West 5th Street Suite 4700 Los Angeles, CA 90071

Independent Accountants’ Agreed-Upon Procedures Report

Oaktree Real Estate Debt REIT Aggregator, L.P. (the “Company”)

Citigroup Global Markets Inc.

Morgan Stanley & Co. LLC

Raymond James & Associates, Inc.

(collectively, the “Specified Parties”)

Re: OAKRE 2026-FL1 Issuer, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “OAKRE 2026-FL1 Accounting Tape CSR.xlsx” provided by the Company on July 28, 2026 (the “Data File”), containing information on 16 collateral interests (the “Collateral Interests”) and the 18 related mortgaged properties (the “Mortgaged Properties”) as of August 9, 2026 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by OAKRE 2026-FL1 Issuer, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the rate of 3.6800%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in Attachment C.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for all Collateral Interests and related Mortgaged Properties in the Data File and the associated findings are as follows:

A.	For the Collateral Interests and Mortgaged Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	For the Collateral Interests and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Collateral Interests and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests and related Mortgaged Properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California
July 28, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll, Company Underwritten Cash Flow Statement, Appraisal
Unit of Measure	Underwritten Rent Roll, Company Underwritten Cash Flow Statement, Appraisal
Occupancy (%)	Underwritten Rent Roll, Company Underwritten Cash Flow Statement, Appraisal
Occupancy Date	Underwritten Rent Roll, Company Underwritten Cash Flow Statement, Appraisal
Loan Purpose	Settlement Statement, Purchase and Sale Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Loan Agreement
Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note, Title Policy
Loan Initial Funded Amount ($)	Loan Agreement, Promissory Note, Settlement Statement
Loan Commitment Cut-Off Date Balance ($)	Loan Agreement, Promissory Note, Servicer Report, Loan Amendment
Loan Cut-off Date Balance ($)	Servicer Report, Settlement Statement, Loan Agreement, Loan Amendment
Future Funding Advance Conditions	Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Loan Balloon Balance ($)	Loan Agreement
Rate Type	Loan Agreement
Index	Loan Agreement
Interest Accrual Basis	Loan Agreement
Accrual Period	Loan Agreement
Lookback Period	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Loan Margin	Loan Agreement
Collateral Interest Margin	Loan Agreement
Junior Participation Cut-off Date Margin	Loan Agreement
Loan Index Floor	Loan Agreement
Loan Index Cap Provider	Rate Cap Confirmation
Loan Index Cap Notional Amount	Rate Cap Confirmation
Loan Index Cap Termination Date	Rate Cap Confirmation
Loan Index Cap	Rate Cap Confirmation
Loan Margin Change (Y/N)	Loan Agreement
Loan Margin Change Description	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Extension Letter
Extension Options (Y/N)	Loan Agreement, Extension Letter
Extension Options Description	Loan Agreement, Extension Letter
Amortization Type During Extensions	Loan Agreement, Extension Letter
Amortization Style	Loan Agreement, Amortization Schedule
Amortization Rate	Loan Agreement, Amortization Schedule
A-2

ATTACHMENT A

Attribute	Source Document(s)
Amortization Basis	Loan Agreement, Amortization Schedule
First Extension Period Requirements	Loan Agreement, Extension Letter
First Extension Period (months)	Loan Agreement, Extension Letter
First Extension Cap	Loan Agreement, Extension Letter
First Extension Fee (%)	Loan Agreement, Extension Letter
Second Extension Period Requirements	Loan Agreement, Extension Letter
Second Extension Period (months)	Loan Agreement, Extension Letter
Second Extension Cap	Loan Agreement, Extension Letter
Second Extension Fee (%)	Loan Agreement, Extension Letter
Third Extension Period Requirements	Loan Agreement, Extension Letter
Third Extension Period (months)	Loan Agreement, Extension Letter
Third Extension Cap	Loan Agreement, Extension Letter
Third Extension Fee (%)	Loan Agreement, Extension Letter
Fourth Extension Period Requirements	Loan Agreement, Extension Letter
Fourth Extension Period (months)	Loan Agreement, Extension Letter
Fourth Extension Cap	Loan Agreement, Extension Letter
Fourth Extension Fee (%)	Loan Agreement, Extension Letter
Exit Fee %	Loan Agreement
Exit Fee Balance	Loan Agreement
Fully Extended IO Period (Initial)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement
Permitted Future Debt Type	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Initial Prepayment Provision	Loan Agreement
Remaining Call Protection (Cut-off Date)	Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Original Yield Maintenance or Minimum Interest Term	Loan Agreement
Rate for Prepayment Protection	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Lien Position	Title Policy
Recourse	Guaranties, Loan Agreement
Recourse Provisions	Guaranties, Loan Agreement
Recourse Carveout Guarantor	Guaranties, Loan Agreement
Borrower	Loan Agreement
Sponsor	Guaranties, Loan Agreement
Affiliated Sponsor (Y/N)	Guaranties, Loan Agreement
Tenants-in-common (Y/N)	Loan Agreement, TIC Agreement
Ownership Interest	Title Policy
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel, Appraisal
Ground Lease Initial Expiration Date	Ground Lease, Estoppel, Appraisal
Ground Lease Extension (Y/N)	Ground Lease, Estoppel, Appraisal
# of Ground Lease Extension Options	Ground Lease, Estoppel, Appraisal
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel, Appraisal
Lockbox Type	Loan Agreement, DACA Agreement
Cash Management Type	Loan Agreement, Cash Management Agreement
Cash Management Trigger Event	Loan Agreement, Cash Management Agreement
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Settlement Statement, Loan Agreement
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
A-4

ATTACHMENT A

Attribute	Source Document(s)
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Settlement Statement, Loan Agreement
Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement
Replacement Reserve (Cut-off Date)($)	Servicer Report, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Replacement Reserve Cap($)	Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
TI/LC Reserve (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
TI/LC Reserve Cap($)	Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Debt Service Reserve (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Debt Service Reserve Cap($)	Loan Agreement, Settlement Statement
A-5

ATTACHMENT A

Attribute	Source Document(s)
Springing Debt Service Reserve Description	Loan Agreement, Settlement Statement
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves (Cut-off Date)($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves Cap ($)	Loan Agreement, Settlement Statement
Other Reserves Description	Loan Agreement, Settlement Statement
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves 2 (Cut-off Date)($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves 2 (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves 2 Cap ($)	Loan Agreement, Settlement Statement
Other Reserves 2 Description	Loan Agreement, Settlement Statement
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate, Joinder and Reaffirmation Agreement
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML ≥ 20% (Y/N)	Insurance Certificate, Seismic Report, Engineering Report
A-7

ATTACHMENT A
Attribute	Source Document(s)
Subordinate Debt (Y/N)	Loan Agreement
Subordinate Debt Type	Loan Agreement, Subordinate Debt Loan Agreement
Subordinate Debt Margin	Loan Agreement, Subordinate Debt Loan Agreement
Subordinate Debt Cut-off Date Balance ($)	Loan Agreement, Subordinate Debt Loan Agreement, Servicer Report
As-Is Appraisal Valuation Date	Appraisal Report
Appraisal Firm	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Single-Tenant (Y/N)	Underwritten Rent Roll
Property Manager	Management Agreement
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
2nd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
2nd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
3rd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
A-8

ATTACHMENT A

Attribute	Source Document(s)
3rd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
4th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
4th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
5th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
5th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease, Appraisal
Lender	Loan Agreement, Loan Amendment, Promissory Note

PROVIDED COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Number	Provided by the Company
Collateral Interest Type	Provided by the Company
Collateral Interest Status	Provided by the Company
Collateral Interest / Property Flag	Provided by the Company
# of Properties	Provided by the Company
Collateral Interest/Property Name	Provided by the Company
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company
Junior Participation Cut-off Date Balance	Provided by the Company
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Provided by the Company
Junior Participation Balloon Payment ($)	Provided by the Company
A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Commitment Original Balance / Unit ($)	Loan Commitment Original Balance ($) divided by Number of Units.
Loan Initial Unfunded Future Funding Amount ($)	Loan Commitment Original Balance ($) minus Loan Initial Funded Amount ($).
Loan Cut-off Date Balance / Unit ($)	Loan Cut-off Date Balance ($) divided by Number of Units.
Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Loan Commitment Cut-Off Date Balance ($) minus Loan Cut-off Date Balance ($).
Loan Balloon Balance / Unit ($)	Loan Balloon Balance ($) divided by Number of Units.
Loan Annual Debt Service Payment (IO) ($)	Loan Cut-off Date Balance ($) multiplied by 365/360 multiplied by Loan Cut-off Date Interest Rate.
Loan Annual Debt Service Payment (P&I) ($)	Loan Cut-off Date Balance ($) multiplied by 365/360 multiplied by Loan Cut-off Date Interest Rate.
Loan Annual Debt Service Payment (Cap) ($)	Loan Cut-off Date Balance ($) multiplied by 365/360 multiplied by Loan Rate Cap.
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Set to equal Loan Future Funding Participation Cut-off Date Unfunded Balance ($), except for Collateral Interest “Bridge Point I-5 Seattle” and for such Collateral Interest, Loan Future Funding Participation Cut-off Date Unfunded Balance ($) multiplied by the proportional share as sourced from the Co-lender Agreement.
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests.
Collateral Interest Balloon Balance ($)	Set to equal Collateral Interest Cut-off Date Balance ($).
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Collateral Interest Cut-off Date Interest Rate.
Collateral Interest Annual Debt Service Payment (P&I) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Collateral Interest Cut-off Date Interest Rate.
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Collateral Interest Rate Cap.
Pari Passu Funded Amount Not in Other Securitizations	Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($).
Loan Cut-off Date Interest Rate	The sum of the Loan Margin and Index Rate Assumption rounded by the respective Rounding Factor, subject to Loan Rate Floor.
Loan Rate Floor	Loan Margin plus Loan Index Floor.
Loan Rate Cap	Loan Margin plus Loan Index Cap.
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Index Rate Assumption rounded by the respective Rounding Factor, subject to Collateral Interest Rate Floor.
Collateral Interest Rate Floor	Collateral Interest Margin plus Loan Index Floor
Collateral Interest Rate Cap	Collateral Interest Margin plus Loan Index Cap.
Junior Participation Cut-off Date Interest Rate	The sum of the Junior Participation Cut-off Date Margin and Index Rate Assumption rounded by the respective Rounding Factor, subject to Junior Participation Rate Floor.
Junior Participation Rate Floor

For Collateral Interests where Junior Participation Cut-off Date Margin is not equal to “N/A”, Junior Participation Cut-off Date Margin plus Loan Index Floor.

For Collateral Interests where Junior Participation Cut-off Date Margin is equal to “N/A”, set equal to “N/A”.

Junior Participation Rate Cap

For Collateral Interests where Junior Participation Cut-off Date Margin is not equal to “N/A”, Junior Participation Cut-off Date Margin plus Loan Index Cap.

For Collateral Interests where Junior Participation Cut-off Date Margin is equal to “N/A”, set equal to “N/A”.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Initial IO Period	For all Collateral Interests for which Amortization Type During Initial Term is Interest Only, number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date. For all Collateral Interests for which Amortization Type During Initial Term is “Amortizing Balloon” the Initial IO Period will be 0
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months).
Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date.
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months).
Seasoning (months)	Number of payments between and including the First Payment Date and Cut-off Date, subject to a minimum of 0.
First Extension Floor	Set to equal the Loan Index Floor
First Extension Fee	First Extension Fee (%) multiplied by Loan Commitment Cut-off Date Balance ($).
Second Extension Floor	Set to equal the Loan Index Floor
Second Extension Fee	Second Extension Fee (%) multiplied by Loan Commitment Cut-off Date Balance ($).
Third Extension Floor	Set to equal the Loan Index Floor
Third Extension Fee	Third Extension Fee (%) multiplied by Loan Commitment Cut-off Date Balance ($).
Fourth Extension Floor	Set to equal the Loan Index Floor
Fourth Extension Fee	Fourth Extension Fee (%) multiplied by Loan Commitment Cut-off Date Balance ($).
Exit Fee ($)	Exit Fee % multiplied by Loan Commitment Cut-Off Date Balance ($).
B-3

ATTACHMENT B

Attribute	Calculation Methodology
Fully Extended IO Period (Remaining)	Fully Extended IO Period (Initial) minus Seasoning (months).
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months).
Loan Most Recent NOI DSCR	Most Recent NOI divided by the lesser of i) Loan Annual Debt Service Payment (IO) ($) and ii) Loan Annual Debt Service Payment (Cap) ($).
Loan Most Recent NCF DSCR	Most Recent NCF divided by the lesser of i) Loan Annual Debt Service Payment (IO) ($) and ii) Loan Annual Debt Service Payment (Cap) ($).
Cut-off Date Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Loan Cut-off Date Balance ($).
Cut-off Date Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Loan Cut-off Date Balance ($).
Collateral Interest Most Recent NOI DSCR	Set to equal Loan Most Recent NOI DSCR.
Collateral Interest Most Recent NCF DSCR	Set to equal Loan Most Recent NCF DSCR.
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to equal Cut-off Date Loan Most Recent NOI Debt Yield.
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to equal Cut-off Date Loan Most Recent NCF Debt Yield.
Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of i) Loan Annual Debt Service Payment (IO) ($) and ii) Loan Annual Debt Service Payment (Cap) ($).
Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of i) Loan Annual Debt Service Payment (IO) ($) and ii) Loan Annual Debt Service Payment (Cap) ($).
Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Loan Cut-off Date Balance ($).
Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Loan Cut-off Date Balance ($).
B-4

ATTACHMENT B

Attribute	Calculation Methodology
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set to equal Loan Cut-off Date Balance Underwritten NOI DSCR.
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set to equal Loan Cut-off Date Balance Underwritten NCF DSCR.
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set to equal Loan Cut-off Date Balance Underwritten NOI Debt Yield.
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set to equal Loan Cut-off Date Balance Underwritten NCF Debt Yield.
Fully Funded Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the lesser of i) product of Loan Balloon Balance ($), Loan Cut-off Date Interest Rate and 365/360 and ii) product of Loan Balloon Balance ($), Loan Rate Cap and 365/360.
Fully Funded Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the lesser of i) product of Loan Balloon Balance ($), Loan Cut-off Date Interest Rate and 365/360 and ii) product of Loan Balloon Balance ($), Loan Rate Cap and 365/360.
Fully Funded Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Loan Balloon Balance ($).
Fully Funded Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Loan Balloon Balance ($).
Collateral Interest Underwritten Stabilized NOI DSCR	Set to equal Fully Funded Loan Underwritten Stabilized NOI DSCR.
Collateral Interest Underwritten Stabilized NCF DSCR	Set to equal Fully Funded Loan Underwritten Stabilized NCF DSCR.
Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Underwritten Stabilized NOI Debt Yield.
Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Underwritten Stabilized NCF Debt Yield.
Fully Funded Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the lesser of i) product of Loan Balloon Balance ($), Loan Cut-off Date Interest Rate and 365/360 and ii) product of Loan Balloon Balance ($), Loan Rate Cap and 365/360.
B-5

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the lesser of i) product of Loan Balloon Balance ($), Loan Cut-off Date Interest Rate and 365/360 and ii) product of Loan Balloon Balance ($), Loan Rate Cap and 365/360.
Fully Funded Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Loan Balloon Balance ($).
Fully Funded Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Loan Balloon Balance ($).
Collateral Interest Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NOI DSCR.
Collateral Interest Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NCF DSCR.
Collateral Interest Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NOI Debt Yield.
Collateral Interest Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NCF Debt Yield.
Subordinate Debt Interest Rate	The sum of Index Rate Assumption (rounded as sourced from the Subordinate Debt Loan Agreement) and the Subordinate Debt Margin.
Total Debt Cut-off Date Balance ($)	Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($).
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($).
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the sum of (a) the lesser of i) Loan Annual Debt Service Payment (IO) ($) and ii) Loan Annual Debt Service Payment (Cap) ($) and (b) product of i) Subordinate Debt Cut-off Date Balance ($), ii) Subordinate Debt Interest Rate, and iii) 365/360, subject to any subordinate debt rate cap in place.
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($).
Loan Cut-off Date As-Is LTV Ratio	Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($).
Loan Commitment Maturity Date Stabilized LTV Ratio	Loan Balloon Balance ($) divided by Stabilized Appraised Value ($).
B-6

ATTACHMENT B

Attribute	Calculation Methodology
Collateral Interest Cut-off Date As-Is LTV Ratio	Set to equal Loan Cut-off Date As-Is LTV Ratio.
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set to equal Loan Commitment Maturity Date Stabilized LTV Ratio.
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units.

2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units.
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units.
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units.
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units.
B-7

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or Recomputed Attributes with the Source Document or Instruction indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The Collateral Interests with Collateral Interest/Mortgaged Property Names equal to “Resia Portfolio”, “Arcadia Huntsville”, “Hub Fullerton”, “Mogul Portfolio” and “Riverbend East” were not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Joinder and Reaffirmation Agreement, Settlement Statement, Title Policy, Guaranties, Management Agreement, TIC Agreement, Cash Management Agreement, Rate Cap Confirmation, Appraisal Report, Engineering Report, Phase I Environmental Report, Phase II Environmental Report, Company Underwritten Cash Flow Statement, Underwritten Rent Roll, or other Source Document(s) and we were instructed by the Company to assume that all “Compared Attributes” relating to these Collateral Interests and related Mortgaged Properties are accurate and not to perform any comparison procedure.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interests and Mortgaged Properties and Compared Attributes or Recomputed Attribute(s):
Collateral Interest/ Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
TENTEN Campus; Resia Portfolio; Crosswynde Apartments; Centreport Lake; Basecamp; Identity Logan Park; One Foundry Way; Arcadia Huntsville; Adams Hill; The Loop; Bridge Point I-5 Seattle; Hub Fullerton; Mogul Portfolio; Riverbend East	Loan Cut-off Date Balance Underwritten NOI DSCR; Loan Cut-off Date Balance Underwritten NCF DSCR; Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x
Bridge Point I-5 Seattle; Riverbend East	Loan Cut-off Date Balance Underwritten NOI Debt Yield; Loan Cut-off Date Balance Underwritten NCF Debt Yield; Total Debt Cut-off Date UW NOI DY	Set to N/A
Adams Hill	Lockbox Type	Provided by the Company
Bridge Point I-5 Seattle	Loan Cut-off Date Balance ($)	Provided by the Company
Bridge Point I-5 Seattle	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Provided by the Company
Crosswynde Apartments	Year Renovated	Provided by the Company
Crosswynde Apartments	Occupancy Date	Provided by the Company
Identity Logan Park	Loan Cut-off Date Balance ($)	Provided by the Company
C-1

ATTACHMENT C

Collateral Interest/ Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
The Loop	First Payment Date	Provided by the Company
Crosswynde Apartments	Loan Commitment Original Balance / Unit ($)	Provided by the Company
Crosswynde Apartments	Loan Balloon Balance / Unit ($)	Provided by the Company

C-2